Warrants (Tables)	6 Months Ended
May 31, 2020
Warrants [Abstract]
Stockholders' equity note, warrants or rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise
June 2016 Warrants	$19.30	277,478	June 02, 2021	138,739
October 2017 Warrants	$12.50	181,818	October 13, 2020	181,818
October 2017 Placement Agent Warrants	$13.75	18,181	October 13, 2020	18,181
March 2018 Warrants	$6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	$6.00	150,000	March 21, 2021	150,000
March 2018 Placement Agent Warrants	$7.50	29,166	March 16, 2021	29,166
March 2018 Placement Agent Warrants	$7.50	15,000	March 21, 2021	15,000
2018 Firm Warrants	$0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement Agent Warrants	$0.9375	1,160,314	October 16, 2023	1,160,314
		22,123,623		21,984,884

Warrant transactions
	Outstanding, December 1, 2019	Issued	Expired	Exercised	Outstanding, May 31, 2020
June 2016 Warrants	277,478	—	—	—	277,478
October 2017 Warrants	181,818	—	—	—	181,818
October 2017 Placement Agent Warrants	18,181	—	—	—	18,181
March 2018 Warrants	441,666	—	—	—	441,666
March 2018 Placement Agent Warrants	44,166	—	—	—	44,166
2018 Firm Warrants	20,000,000	—	—	—	20,000,000
2018 Pre-Funded Warrants	1,616,667	—	—	(1,616,667)	—
October 2018 Placement Agent Warrants	1,160,314	—	—	—	1,160,314
	23,740,290	—	—	(1,616,667)	22,123,623

	Outstanding, December 1, 2018	Issued	Expired	Exercised	Outstanding, May 31, 2019
June 2016 Warrants	277,478	—	—	—	277,478
October 2017 Warrants	181,818	—	—	—	181,818
October 2017 Placement Agent Warrants	18,181	—	—	—	18,181
March 2018 Warrants	441,666	—	—	—	441,666
March 2018 Placement Agent Warrants	44,166	—	—	—	44,166
2018 Firm Warrants	20,000,000	—	—	—	20,000,000
2018 Pre-Funded Warrants	4,410,001	—	—	(2,793,334)	1,616,667
October 2018 Placement Agent Warrants	1,160,314	—	—	—	1,160,314
	26,533,624	—	—	(2,793,334)	23,740,290